Net Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share

The computation of basic and diluted net income per ordinary share is as follows:

	Six months ended December 31
	2024	2025
	RMB	RMB
Basic/Diluted:
Net loss from continuing operations	(1,329)	(20,173)
Less: Net loss attributable to the noncontrolling interests	-	-
Net loss attributable to owners of the Company from continuing operations	(1,329)	(20,173)
Less: Distributed earnings to New Dragon (Note 19)	1,062	1,104
Net loss attributable to ordinary shares of the Company from continuing operations	(2,391)	(21,277)
Net gain (loss) from discontinued operations	314,489	(1,829,116)
Less: Net income attributable to the noncontrolling interests	81,050	-
Net income (loss) attributable to ordinary shares of the Company from discontinued operations	233,439	(1,829,116)
Net loss attributable to ordinary shares of the Company	231,048	(1,850,393)
Weighted average number of ordinary shares outstanding	4,139,417	184,208,961
Basic/Diluted net loss per class A ordinary share from continuing operations	(0.578)	(0.116)
Basic/Diluted net loss per class A ordinary share from discontinued operations	56.394	(9.930)
Basic/Diluted net loss per class A ordinary share	55.817	(10.045)